EQUITY - Foreign currency translation reserves (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EQUITY
Foreign currency translation reserves	$ (599,259,259)	$ (556,832,899)	$ (495,483,366)
Movement in foreign currency translation reserve	(42,426,360)	(61,349,533)	(53,903,278)
Brazil
EQUITY
Foreign currency translation reserves	(149,362,866)	(106,141,988)	(140,762,397)
Movement in foreign currency translation reserve	(43,220,877)	34,620,409	26,684,992
Argentina
EQUITY
Foreign currency translation reserves	(481,188,361)	(464,946,783)	(360,988,849)
Movement in foreign currency translation reserve	(16,241,578)	(103,957,934)	(66,292,621)
Paraguay
EQUITY
Foreign currency translation reserves	31,291,968	14,255,872	6,267,880
Movement in foreign currency translation reserve	$ 17,036,095	$ 7,987,992	$ (14,295,649)